Fee and Commission Income - Summary of Fee and Commission Income (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of fee and commission income [Abstract]
Loans	¥ 55,965	¥ 52,379
Credit card business	132,106	135,402
Guarantees	31,527	30,853
Securities-related business	71,944	60,714
Deposits	6,196	8,119
Remittances and transfers	68,910	69,474
Safe deposits	2,301	2,832
Trust fees	2,169	1,864
Investment trusts	70,294	70,003
Agency	6,206	8,329
Others	86,183	90,037
Total fee and commission income	¥ 533,801	¥ 530,006